Retirement benefit obligations - Balance sheet (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined benefit plans
Percentage of contributions by employee	43.00%
Percentage of contributions by employer	57.00%
Paid pension contributions related to continuing activities	SFr 34,686	SFr 23,454	SFr 22,358
Net gain on pension	45,425	(12,219)	(12,320)
Net defined benefit (liability) asset	(164,251)	(443,524)
Funded status	(164,251)	(443,524)
Increase (decrease) in shortfall of defined benefit plan	(300,000)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(2,108,384)	(9,138,045)	(7,682,529)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	SFr 1,944,133	SFr 8,694,521	SFr 7,867,835
Swiss Life
Defined benefit plans
Percentage of capital and interest guarantee	100.00%